Commitments and Contingencies - Contracted lease payments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Commitments and Contingencies
2026 (period)	$ 73,750
2027	144,252
2028	95,467
2029	73,037
2030	73,037
2031 and thereafter	211,307
Total	$ 670,850